Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Loss before income taxes	$ (10,505,375)	$ (2,354,113)	$ (3,129,368)
Statutory rate	27.00%	27.00%	27.00%
Expected income tax	$ (2,836,451)	$ (635,611)	$ (844,929)
Effect of different tax rates in foreign jurisdictions	(83,891)	5,281	27,574
Non-deductible share-based payments	399,087	505,116	481,815
Other permanent items	1,838,169	(620,413)	1,937
Change in deferred tax assets not recognized	2,471,723	733,447	300,505
Share issuance costs		(331,660)	(80,711)
True-ups and other	(447,452)	657,981	113,809
Deferred income tax (recovery) expense	$ 1,341,185	$ 314,141